UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-21201

A&Q Technology Fund LLC (formerly known as, O’Connor Fund of Funds: Technology LLC)

(Exact name of registrant as specified in charter)

677 Washington Boulevard

                             Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim

UBS Alternative and Quantitative Investments LLC

677 Washington Boulevard

                             Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-719-1428

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

A&Q TECHNOLOGY FUND LLC

(formerly O’Connor Fund of Funds: Technology LLC)

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2014 to June 30, 2014

A&Q TECHNOLOGY FUND LLC

(formerly O’Connor Fund of Funds: Technology LLC)

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2014 to June 30, 2014

A&Q Technology Fund LLC (formerly O’Connor Fund of Funds: Technology LLC)

Statement of Assets, Liabilities and Members’ Capital

(Unaudited)

June 30, 2014

ASSETS

Investments in Investment Funds, at fair value (cost $145,825,554)	$211,679,662
Cash	15,485,314
Receivable from Investment Funds	1,230,491
Other assets	82,640

Total Assets	228,478,107

LIABILITIES

Withdrawals payable	5,470,749
Subscriptions received in advance	661,630
Management Fee payable	371,015
Professional fees payable	211,874
Administration fee payable	69,875
Custody fee payable	3,160
Other liabilities	64,681

Total Liabilities	6,852,984

Members’ Capital	$221,625,123

MEMBERS’ CAPITAL

Represented by:
Net capital contributions	$155,771,015
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	65,854,108

Members’ Capital	$221,625,123

The accompanying notes are an integral part of these financial statements.

A&Q Technology Fund LLC (formerly O’Connor Fund of Funds: Technology LLC)

Statement of Operations

(Unaudited)

Period from January 1, 2014 to June 30, 2014

EXPENSES

Management Fee	$1,119,562
Professional fees	175,500
Administration fee	104,597
Loan commitment fees	54,552
Directors’ fees	31,250
Custody fee	4,820
Printing, insurance and other expenses	89,673

Total Expenses	1,579,954

Net Investment Loss	(1,579,954)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds	9,609,910
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(6,341,373)

Net Realized and Unrealized Gain/(Loss) from Investments	3,268,537

Net Increase in Members’ Capital Derived from Operations	$1,688,583

The accompanying notes are an integral part of these financial statements.

A&Q Technology Fund LLC (formerly O’Connor Fund of Funds: Technology LLC)

Statements of Changes in Members’ Capital

Year Ended December 31, 2013 and Period from January 1, 2014 to June 30, 2014 (Unaudited)

	Manager	Members	Total

Members’ Capital at January 1, 2013	$53,016	$208,646,376	$208,699,392

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment loss	(244)	(3,108,658)	(3,108,902)
Net realized gain/(loss) from investments in Investment Funds	1,436	4,984,638	4,986,074
Net change in unrealized appreciation/depreciation on investments in Investment Funds	8,305	31,764,170	31,772,475

Net Increase in Members’ Capital Derived from Operations	9,497	33,640,150	33,649,647

MEMBERS’ CAPITAL TRANSACTIONS
Members’ subscriptions	–	2,529,908	2,529,908
Members’ withdrawals	–	(25,142,658)	(25,142,658)

Net Decrease in Members’ Capital Derived from Capital Transactions	–	(22,612,750)	(22,612,750)

Members’ Capital at December 31, 2013	$62,513	$219,673,776	$219,736,289

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment loss	(129)	(1,579,825)	(1,579,954)
Net realized gain/(loss) from investments in Investment Funds	2,706	9,607,204	9,609,910
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(1,770)	(6,339,603)	(6,341,373)

Net Increase in Members’ Capital Derived from Operations	807	1,687,776	1,688,583

MEMBERS’ CAPITAL TRANSACTIONS
Members’ subscriptions	–	5,671,000	5,671,000
Members’ withdrawals	–	(5,470,749)	(5,470,749)

Net Increase in Members’ Capital Derived from Capital Transactions	–	200,251	200,251

Members’ Capital at June 30, 2014	$63,320	$221,561,803	$221,625,123

The accompanying notes are an integral part of these financial statements.

A&Q Technology Fund LLC (formerly O’Connor Fund of Funds: Technology LLC)

Statement of Cash Flows

(Unaudited)

Period from January 1, 2014 to June 30, 2014

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members’ capital derived from operations	$1,688,583
Adjustments to reconcile net increase in members’ capital derived from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(25,080,000)
Proceeds from disposition of investments in Investment Funds	24,609,910
Net realized (gain)/loss from investments in Investment Funds	(9,609,910)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	6,341,373
Changes in assets and liabilities:
(Increase) decrease in assets:
Advanced subscriptions in Investment Funds	8,080,000
Receivable from Investment Funds	(414,385)
Other assets	(63,490)
Increase (decrease) in liabilities:
Administration fee payable	34,270
Custody fee payable	(3,650)
Directors’ fees payable	(3,000)
Management Fee payable	178,565
Professional fees payable	41,598
Other liabilities	9,631

Net cash provided by operating activities	5,809,495

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members’ subscriptions, including change in subscriptions received in advance	5,982,630
Payments on Members’ withdrawals, including change in withdrawals payable	(10,216,498)

Net cash used in financing activities	(4,233,868)

Net increase in cash	1,575,627
Cash-beginning of period	13,909,687

Cash-end of period	$15,485,314

The accompanying notes are an integral part of these financial statements.

A&Q Technology Fund LLC (formerly O’Connor Fund of Funds: Technology LLC)

Financial Highlights

June 30, 2014

The following represents the ratios to average members’ capital and other supplemental information for all Members, excluding the Manager, for the periods indicated. An individual Member’s ratios and returns may vary from the below based on the Performance Bonus, if applicable, and the timing of capital transactions.

	Period from January 1, 2014 to June 30, 2014	Years Ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Ratio of net investment loss to average members’ capital [a,b]	(1.42%) [c]	(1.41%)	(1.37%)	(1.36%)	(1.32%)	(1.33%)
Ratio of gross expenses to average members’ capital [a,b]	1.42% [c]	1.41%	1.37%	1.38%	1.33%	1.34%
Ratio of net expenses to average members’ capital after Performance Bonus [a,b,d]	1.42% [c]	1.41%	1.37%	1.37%	1.33%	1.34%
Portfolio turnover rate	11.74%	9.33%	15.44%	21.20%	21.24%	23.18%
Total return after Performance Bonus [e,f]	0.79%	16.76%	4.30%	(1.56%)	8.05%	14.16%
Members’ capital at end of period (including the Manager)	$221,625,123	$219,736,289	$208,699,392	$223,279,146	$224,259,053	$227,463,597

a	The average members’ capital used in the above ratios is calculated using pre-tender members’ capital, excluding the Manager.

b

Ratios of net investment loss and gross/net expenses to average members’ capital do not include the impact of expenses and incentive allocations or incentive fees incurred by the underlying Investment Funds.

c	Annualized.

d

The ratios of net expenses to average members’ capital before Performance Bonus were 1.42%, 1.41%, 1.37%, 1.37%, 1.33% and 1.34% for the period from January 1, 2014 to June 30, 2014 and the years ended December 31, 2013, 2012, 2011, 2010, and 2009, respectively. Ratios for periods less than a full year have been annualized.

e

The total return is based on the change in value during the period of a theoretical investment made at the beginning of the period. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for cash flows related to capital subscriptions or withdrawals during the period. Total return for periods less than a full year are not annualized.

f

The total returns before Performance Bonus were 0.79%, 16.76%, 4.30%, (1.56%), 8.05% and 14.16% for the period from January 1, 2014 to June 30, 2014 and the years ended December 31, 2013, 2012, 2011, 2010, and 2009, respectively. Total return for periods less than a full year are not annualized.

The accompanying notes are an integral part of these financial statements.

A&Q Technology Fund LLC (formerly O’Connor Fund of Funds: Technology LLC)

Notes to Financial Statements

(Unaudited)

June 30, 2014

1.	Organization

A&Q Technology Fund LLC (formerly O’Connor Fund of Funds: Technology LLC) (the “Fund”) was initially organized as a limited partnership under the laws of Delaware on December 28, 1998, commenced operations on April 1, 1999 and was subsequently reorganized as a limited liability company effective October 15, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund’s investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of portfolio managers who invest primarily in, or who have particular knowledge within, the technology sector. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the “Investment Funds”) in which the Fund invests as a limited partner or member along with other investors.

Except to the extent otherwise delegated to the Manager and the Administrator (as both defined below), management and control of the business of the Fund shall be vested in the Fund’s Board of Directors (the “Directors”). Each Independent Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company as such term is defined in the 1940 Act.

The Directors have engaged UBS Alternative and Quantitative Investments LLC (“UBS A&Q”, the “Manager” and, when providing services under the Administration Agreement, the “Administrator”), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Manager is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests in the Fund.

A&Q Technology Fund LLC (formerly O’Connor Fund of Funds: Technology LLC)

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2014

1.	Organization (continued)

The Fund from time to time may offer to repurchase interests pursuant to written tenders to members (the “Members”). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests, or a portion thereof, (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor’s initial capital contribution.

2.	Significant Accounting Policies

a.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Fund uses net asset value (“NAV”) as its measure of fair value of an investment in an investee when (i) the Fund’s investment does not have a readily determinable fair value and (ii) the NAV of the investment fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain restrictions at the measurement date. The three levels of the fair value hierarchy are as follow:

Level 1—	quoted prices in active markets for identical investments
Level 2—	fair value of investments in Investment Funds with the ability to redeem in full within one quarter from the measurement date
Level 3—	fair value of investments in Investment Funds that do not have the ability to redeem within one quarter from the measurement date

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments. The Fund considers all Investment Funds with the ability to redeem in full within one quarter of the measurement date at the Investment Fund’s NAV to be Level 2.

A&Q Technology Fund LLC (formerly O’Connor Fund of Funds: Technology LLC)

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2014

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities requires greater disaggregation than the Fund’s line items in the Statement of Assets, Liabilities and Members’ Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of June 30, 2014. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2014. The Fund used the following categories to classify its Investment Funds.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. The Investment Funds in the equity hedged strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **
Equity Hedged	30 – 65 days	20%
*	These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.
**	These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring 2 - 4 redemption periods.

A&Q Technology Fund LLC (formerly O’Connor Fund of Funds: Technology LLC)

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2014

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The other category contains investment approaches that are outside of the mainstream hedge fund strategies (credit, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. The Investment Fund in the other strategy has restrictions on liquidity in its offering documents as described in the table below:

Strategy	Range of redemption notice period	Percentage with investor level gates	Percentage with side pockets *
Other	N/A	N/A	100%
*	Redemption notice periods are no longer effective and the liquidation of assets is uncertain.

A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

Members’ capital of the Fund is determined by the Fund’s administrator, under the oversight of the Manager, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Manager utilizes procedures pursuant to Accounting Standards Codification (“ASC”) 820, Fair Value Measurements (“Topic 820”) in which the Fund values its investments in Investment Funds at fair value. Fair value is generally determined utilizing NAVs supplied by, or on behalf of, the Investment Funds’ investment managers, which are net of management and incentive fees charged by the Investment Funds. NAVs received by, or on behalf of, the Investment Funds’ investment managers are based on the fair value of the Investment Funds’ underlying investments in accordance with the policies established by the Investment Funds. Because of the inherent uncertainty of valuation, the value of the Fund’s investments in the Investment Funds may differ significantly from the value that would have been used had a ready market been available. See Schedule of Portfolio Investments for further information.

A&Q Technology Fund LLC (formerly O’Connor Fund of Funds: Technology LLC)

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2014

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown, on an aggregate basis, whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s members’ capital at June 30, 2014.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

b.	Investment Transactions and Income Recognition

The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income and expenses are recorded on the accrual basis.

c.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s NAV; costs of insurance; registration expenses; interest expense; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

d.	Income Taxes

The Fund has reclassified $1,579,954 and $9,609,910 from accumulated net investment loss and accumulated net realized gain from investments in Investment Funds, respectively, to net capital contributions during the six month period ended June 30, 2014. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund’s Members as of June 30, 2014 and had no effect on members’ capital.

A&Q Technology Fund LLC (formerly O’Connor Fund of Funds: Technology LLC)

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2014

2.	Significant Accounting Policies (continued)

d.	Income Taxes (continued)

The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. Management has analyzed the Fund’s tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended June 30, 2014, the Fund did not incur any interest or penalties.

Each Member is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

e.	Cash

Cash consists of monies held at The Bank of New York Mellon (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members’ capital from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

3.	Related Party Transactions

The Administrator provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly management fee (the “Management Fee”) at an annual rate of 1% of the Fund’s members’ capital, excluding the capital account attributable to the Manager. The Management Fee is paid to the Administrator out of the Fund’s assets and debited against the Members’ capital accounts, excluding the Manager’s capital account. A portion of the Management Fee is paid by UBS A&Q to its affiliates.

A&Q Technology Fund LLC (formerly O’Connor Fund of Funds: Technology LLC)

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2014

3.	Related Party Transactions (continued)

UBS Financial Services Inc. (“UBS FSI”), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

The net increase or decrease in members’ capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Manager as described above. In accordance with the Limited Liability Company Agreement, the Manager is then allocated an amount based on the performance of the Fund (the “Performance Bonus”) for the Measurement Period, as defined in the Confidential Memorandum (i.e., the period commencing on the admission of a Member to the Fund, and thereafter each period commencing on the day following the last Measurement Period and ending generally on the first to occur of (1) a fiscal year-end or (2) a whole or partial redemption). The Performance Bonus is calculated separately with respect to each Member.

The Performance Bonus is equal to 1% of the balance of the Member’s capital account at the end of the Measurement Period, provided that appreciation in the Member’s capital account (net of any Performance Bonus) exceeds the Member’s threshold return. The threshold return is the amount that a Member would have earned for a fiscal year if it had received an annualized rate of return of 20% on its opening capital account balance, as adjusted. No Performance Bonus was earned for the six month period ended June 30, 2014 or for the year ended December 31, 2013.

Each Director of the Fund receives an annual retainer of $8,250 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eight other UBS funds where UBS A&Q is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

A&Q Technology Fund LLC (formerly O’Connor Fund of Funds: Technology LLC)

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2014

4.	Administration and Custody Fees

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor servicing agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. BNY Mellon receives a monthly fee primarily based upon (i) the average members’ capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members’ capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

The Custodian has entered into a service agreement whereby it provides custodial services for the Fund.

5.	Loan Payable

Effective August 27, 2013, the Fund, along with other UBS sponsored funds, entered into a $160,000,000 committed, secured revolving line of credit, expiring on October 27, 2014. The Fund is limited to $31,000,000 (the “Borrower Sublimit Amount”) of the secured revolving line of credit with a maximum borrowing limit of 15% of the Fund’s Members’ Capital. The interest rate on the borrowing is the higher of (a) 1.50% above the Overnight LIBOR Rate and (b) 1.50% above the Federal Funds Rate, in each case as in effect from time to time. There is a commitment fee payable by the Fund, calculated at 35 basis points per annum of the Borrower Sublimit Amount not utilized.

For the six month period ended June 30, 2014, the Fund did not borrow under this secured revolving line of credit.

6.	Investments

As of June 30, 2014, the Fund had investments in Investment Funds, none of which were related parties.

Aggregate purchases and proceeds from sales of investments for the six month period ended June 30, 2014 amounted to $25,080,000 and $24,609,910, respectively.

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2014 will not be finalized by the Fund until after the fiscal year end.

A&Q Technology Fund LLC (formerly O’Connor Fund of Funds: Technology LLC)

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2014

6.	Investments (continued)

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 2.00% (per annum) of net assets and incentive fees or allocations ranging from 15.00% to 25.00% of net profits earned. One or more Investment Funds have entered into a side pocket arrangement. Detailed information about the Investment Funds’ portfolios is not available.

7.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. The Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments.

8.	Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

9.	Subsequent Events

As of June 30, 2014, the Fund had $5,470,749 of withdrawals payable. Subsequent to June 30, 2014, the Fund paid $5,240,962. The remaining amount payable of $229,787 is scheduled to be paid in accordance with the terms of the Fund’s June 30, 2014 tender offer.

Effective July 17, 2014, the Fund, along with other UBS sponsored funds, entered into a $245,000,000 committed, secured revolving line of credit, expiring on July 16, 2015. This line of credit replaces the previous agreement, dated August 27, 2013. The Borrower Sublimit Amount of the Fund is $32,000,000 of the secured revolving line of credit.

A&Q Technology Fund LLC (formerly O’Connor Fund of Funds: Technology LLC)

Schedule of Portfolio Investments

(Unaudited)

June 30, 2014

Investment Fund	Cost	Fair Value Total	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Equity Hedged

Cadian Fund, L.P.	$10,647,911	$15,462,075	$—	$—	$15,462,075	6.98	9/1/2009	Quarterly	6/30/2014	(b)	$3,865,519
CCI Technology Partners II, L.P.	15,036,026	17,413,746	—	17,413,746	—	7.86	2/1/2012	Quarterly	6/30/2014		$17,413,746
Coatue Qualified Partners, L.P.	6,312,978	21,887,537	—	21,887,537	—	9.87	4/1/2002	Quarterly	6/30/2014		$21,887,537
Criterion Horizons Fund, L.P.	15,000,000	17,721,183	—	17,721,183	—	8.00	4/1/2012	Monthly	6/30/2014		$17,721,183
G2 Investment Partners QP, L.P.	15,000,000	14,943,367	—	—	14,943,367	6.74	5/1/2014	Monthly	6/30/2014	(c)	$7,471,683
Jericho Capital Partners, L.P.	16,338,118	25,270,693	—	25,270,693	—	11.40	5/1/2011	Quarterly	6/30/2014		$25,270,693
March Altus Fund, L.P.	12,000,000	11,829,167	—	—	11,829,167	5.34	4/1/2013	Quarterly	6/30/2014	(b)	$2,957,292
Perceptive Life Sciences Qualified Fund, L.P.	7,000,000	10,774,526	—	10,774,526	—	4.86	1/1/2013	Quarterly	6/30/2014		$10,774,526
PFM Healthcare Fund, L.P.	12,000,000	18,813,575	—	18,813,575	—	8.49	10/1/2010	Quarterly	6/30/2014		$18,813,575
Senzar Healthcare US Fund, L.P.	10,080,000	10,413,909	—	10,413,909	—	4.70	1/1/2014	Monthly	6/30/2014		$10,413,909
Shannon River Partners II, L.P.	10,788,779	21,451,251	—	21,451,251	—	9.68	5/1/2005	Quarterly	6/30/2014		$21,451,251
Visium Balanced Fund, L.P.	14,743,406	25,286,100	—	25,286,100	—	11.41	1/1/2010	Quarterly	6/30/2014		$25,286,100

Equity Hedged Subtotal	$144,947,218	$211,267,129	$—	$169,032,520	$42,234,609	95.33%

Other
Artis Aggressive Growth Institutional, L.P.	878,336	412,533	—	—	412,533	0.18	3/1/2006	N/A	N/A		N/A

Other Subtotal	$878,336	$412,533	$—	$—	$412,533	0.18%

Total	$145,825,554	$211,679,662	$—	$169,032,520	$42,647,142	95.51%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	The Investment Fund is subject to an investor level gate of 25%.
(c)	The Investment Fund is subject to an investor level gate of 50% during any 90-day period, without a penalty.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical investments. Level 2 discloses the amount of investments where the Fund has the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s NAV. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s NAV. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of June 30, 2014 is $14,294,493 which relates to the value of a portion of several investments that can be partially redeemed within one quarter from the measure date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended June 30, 2014.

The preceding notes are an integral part of these financial statements.

A&Q Technology Fund LLC (formerly O’Connor Fund of Funds: Technology LLC)

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2014

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2013	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2014
Equity Hedged	$27,903,403	$–	$(668,794)	$15,000,000	$–	$–	$–	$42,234,609
Other	527,519	–	(114,986)	–	–	–	–	412,533

Total	$28,430,922	$–	$(783,780)	$15,000,000	$–	$–	$–	$42,647,142

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2014 is $(783,780) and is included in net change in unrealized appreciation/depreciation on investments in Investment Funds on the Statement of Operations.

The preceding notes are an integral part of these financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the Fund’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the most recent 12-month period ended June 30 is available on the Securities and Exchange Commission’s (“SEC”) web site at www.sec.gov. These are found on the site under “Filings - Search for Company Filings” and then “Company or fund name”.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s web site at www.sec.gov (by conducting a “Search for Company Filings”) and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC website without charge may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Technology Fund LLC (formerly known as, O’Connor Fund of Funds: Technology LLC)

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	9/5/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	9/5/2014

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	9/5/2014

* Print the name and title of each signing officer under his or her signature.